Document and Entity Information	0 Months Ended
Mar. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Mar. 28, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Mar. 28, 2014
Document Effective Date	Mar. 28, 2014
Prospectus Date	Oct. 31, 2013
Institutional Class Prospectus | DSM Large Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	DSMLX
Retail Class Prospectus | DSM Large Cap Growth Fund | Retail Class
Risk/Return:
Trading Symbol	DSMPX